GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill

The changes in the carrying amount of goodwill by business segment for the years ended November 30, 2014, and November 24, 2013, were as follows:

	Americas	Europe	Asia	Total
	(Dollars in thousands)
Balance, November 25, 2012	$207,423	$30,627	$1,921	$239,971
Additions	—	156	—	156
Foreign currency fluctuation	—	1,327	(226)	1,101

Balance, November 24, 2013	207,423	32,110	1,695	241,228
Additions	—	182	—	182
Foreign currency fluctuation	(4)	(2,355)	(130)	(2,489)

Balance, November 30, 2014	$207,419	$29,937	$1,565	$238,921

Other intangible assets

Other intangible assets, net, were as follows:

	November 30, 2014			November 24, 2013
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	7,596	(6,469)	1,127	7,882	(6,134)	1,748
Customer lists	18,701	(16,673)	2,028	20,221	(15,563)	4,658

Total	$69,040	$(23,142)	$45,898	$70,846	$(21,697)	$49,149